Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 83.49%
Communication services: 4.67%
Interactive media & services: 4.67%
Alphabet, Inc. Class A†	420,000	$50,274,000
Energy: 0.80%
Oil, gas & consumable fuels: 0.80%
ONEOK, Inc.	140,000	8,640,800
Financials: 4.70%
Banks: 4.70%
Bank of America Corp.	600,000	17,214,000
PNC Financial Services Group, Inc.	135,000	17,003,250
Regions Financial Corp.	490,000	8,731,800
U.S. Bancorp	230,000	7,599,200
		50,548,250
Health care: 4.90%
Health care equipment & supplies: 0.95%
Abbott Laboratories	35,000	3,815,700
Becton Dickinson & Co.	20,000	5,280,200
STERIS PLC	5,000	1,124,900
		10,220,800
Life sciences tools & services: 3.23%
Bio-Rad Laboratories, Inc. Class A†	10,000	3,791,200
Charles River Laboratories International, Inc.†	20,000	4,205,000
Danaher Corp.	15,000	3,600,000
IQVIA Holdings, Inc.†	80,000	17,981,600
Thermo Fisher Scientific, Inc.	10,000	5,217,500
		34,795,300
Pharmaceuticals: 0.72%
Bristol-Myers Squibb Co.	30,000	1,918,500
Merck & Co., Inc.	50,000	5,769,500
		7,688,000
Industrials: 26.88%
Aerospace & defense: 5.03%
Curtiss-Wright Corp.	55,000	10,101,300
L3Harris Technologies, Inc.	225,000	44,048,250
		54,149,550
Building products: 1.39%
Johnson Controls International PLC	220,000	14,990,800
Commercial services & supplies: 0.77%
Clean Harbors, Inc.†	50,000	8,221,500
Electrical equipment: 5.24%
AMETEK, Inc.	145,000	23,472,600
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Electrical equipment (continued)
Eaton Corp. PLC	85,000	$17,093,500
Emerson Electric Co.	175,000	15,818,250
		56,384,350
Machinery: 11.00%
Crane Co.	60,000	5,347,200
Crane NXT Co.	90,000	5,079,600
IDEX Corp.	80,000	17,220,800
John Bean Technologies Corp.	175,000	21,227,500
Oshkosh Corp.	20,000	1,731,800
Parker-Hannifin Corp.	75,000	29,253,000
Timken Co.	420,000	38,442,600
		118,302,500
Professional services: 3.45%
Leidos Holdings, Inc.	420,000	37,161,600
Information technology: 34.19%
Communications equipment: 2.45%
Motorola Solutions, Inc.	90,000	26,395,200
Electronic equipment, instruments & components: 7.33%
Amphenol Corp. Class A	540,000	45,873,000
Jabil, Inc.	115,000	12,411,950
Teledyne Technologies, Inc.†	50,000	20,555,500
		78,840,450
Semiconductors & semiconductor equipment: 18.14%
Advanced Micro Devices, Inc.†	390,000	44,424,900
Analog Devices, Inc.	20,000	3,896,200
Broadcom, Inc.	66,000	57,250,380
Marvell Technology, Inc.	550,000	32,879,000
Microchip Technology, Inc.	375,000	33,596,250
Micron Technology, Inc.	145,000	9,150,950
NVIDIA Corp.	28,000	11,844,560
Synaptics, Inc.†	25,000	2,134,500
		195,176,740
Software: 6.06%
Adobe, Inc.†	35,000	17,114,650
ANSYS, Inc.†	30,000	9,908,100
Autodesk, Inc.†	80,000	16,368,800
Synopsys, Inc.†	50,000	21,770,500
		65,162,050
Technology hardware, storage & peripherals: 0.21%
NetApp, Inc.	30,000	2,292,000
See accompanying notes to portfolio of investments
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Materials: 7.35%
Chemicals: 3.41%
Eastman Chemical Co.	160,000	$13,395,200
Olin Corp.	210,000	10,791,900
Westlake Corp.	105,000	12,544,350
		36,731,450
Containers & packaging: 3.94%
AptarGroup, Inc.	76,500	8,863,290
Berry Global Group, Inc.	450,000	28,953,000
Sealed Air Corp.	115,000	4,600,000
		42,416,290
Total common stocks (Cost $656,433,012)		898,391,630

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 15.05%
Basic materials: 2.02%
Chemicals: 1.13%
Tronox, Inc.144A	4.63%	3-15-2029	$5,310,000	4,412,786
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	7,717,916
				12,130,702
Iron/steel: 0.89%
Cleveland-Cliffs, Inc.	6.75	4-15-2030	10,000,000	9,634,522
Consumer, non-cyclical: 3.95%
Commercial services: 0.52%
AMN Healthcare, Inc.144A	4.00	4-15-2029	1,000,000	872,060
AMN Healthcare, Inc.144A	4.63	10-1-2027	1,000,000	925,592
Gartner, Inc.144A	3.63	6-15-2029	4,350,000	3,829,409
				5,627,061
Food: 0.67%
Post Holdings, Inc.144A	4.50	9-15-2031	8,435,000	7,203,775
Healthcare-products: 0.44%
Hologic, Inc.144A	3.25	2-15-2029	5,440,000	4,759,479
Healthcare-services: 1.57%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	2,000,000	1,737,115
DaVita, Inc.144A	4.63	6-1-2030	8,550,000	7,339,986
Encompass Health Corp.	4.63	4-1-2031	5,500,000	4,875,533
IQVIA, Inc.144A	6.50	5-15-2030	2,884,000	2,912,474
				16,865,108
Household products/wares: 0.63%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,679,934
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,084,000
				6,763,934
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.12%
Organon & Co./Organon Foreign Debt Co.-Issuer BV144A	5.13%	4-30-2031	$1,500,000	$1,237,536
Financial: 1.77%
REITS: 1.77%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	10,611,472
SBA Communications Corp.	3.13	2-1-2029	10,000,000	8,476,551
				19,088,023
Industrial: 4.75%
Aerospace/defense: 1.02%
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,006,017
TransDigm, Inc.	6.38	6-15-2026	3,000,000	2,961,021
				10,967,038
Electronics: 0.70%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	7,556,238
Engineering & construction: 0.82%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	8,827,704
Environmental control: 0.86%
Clean Harbors, Inc.144A	6.38	2-1-2031	8,000,000	8,050,080
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,163,149
				9,213,229
Packaging & containers: 1.35%
Ball Corp.	2.88	8-15-2030	7,000,000	5,810,891
Berry Global, Inc.144A	4.50	2-15-2026	1,189,000	1,132,496
Sealed Air Corp.144A	5.00	4-15-2029	5,000,000	4,652,175
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	3,000,000	2,977,884
				14,573,446
Technology: 1.50%
Computers: 0.88%
Seagate HDD Cayman	3.13	7-15-2029	1,500,000	1,154,681
Seagate HDD Cayman	4.09	6-1-2029	3,488,000	3,069,107
Seagate HDD Cayman144A	8.50	7-15-2031	5,000,000	5,243,450
				9,467,238
Semiconductors: 0.62%
Synaptics, Inc.144A	4.00	6-15-2029	8,000,000	6,706,931
Utilities: 1.06%
Electric: 1.06%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	894,230
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	10,510,766
				11,404,996
Total corporate bonds and notes (Cost $181,020,433)				162,026,960
See accompanying notes to portfolio of investments
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 0.52%
Basic materials: 0.28%
Chemicals: 0.28%
Methanex Corp.	5.25%	12-15-2029	$3,293,000	$3,008,949
Industrial: 0.24%
Electronics: 0.24%
Sensata Technologies BV144A	4.00	4-15-2029	2,880,000	2,564,019
Total yankee corporate bonds and notes (Cost $6,299,302)				5,572,968

		Yield	Shares
Short-term investments: 1.36%
Investment companies: 1.36%
Allspring Government Money Market Fund Select Class♠∞		5.02	14,652,405	14,652,405
Total short-term investments (Cost $14,652,405)				14,652,405
Total investments in securities (Cost $858,405,152)	100.42%			1,080,643,963
Other assets and liabilities, net	(0.42)			(4,560,257)
Total net assets	100.00%			$1,076,083,706

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$45,655,057	$192,583,596	$(223,586,248)	$0	$0	$14,652,405	14,652,405	$428,923
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	853,650	10,415,155	(11,268,546)	(259)	0	0	0	32,288 [1]
				$(259)	$0	$14,652,405		$461,211

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund  | 5

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral.When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Diversified Capital Builder Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$50,274,000	$0	$0	$50,274,000
Energy	8,640,800	0	0	8,640,800
Financials	50,548,250	0	0	50,548,250
Health care	52,704,100	0	0	52,704,100
Industrials	289,210,300	0	0	289,210,300
Information technology	367,866,440	0	0	367,866,440
Materials	79,147,740	0	0	79,147,740
Corporate bonds and notes	0	162,026,960	0	162,026,960
Yankee corporate bonds and notes	0	5,572,968	0	5,572,968
Short-term investments
Investment companies	14,652,405	0	0	14,652,405
Total assets	$913,044,035	$167,599,928	$0	$1,080,643,963
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Diversified Capital Builder Fund  | 7